Management's Use of Accounting Judgments, Estimates and Assumptions - Additional Information (Detail) ₱ in Thousands																12 Months Ended
	Dec. 03, 2018 PHP (₱)	Nov. 28, 2018 seat	Jul. 31, 2018 PHP (₱)	Apr. 05, 2018 shares	Mar. 07, 2018 shares	Mar. 02, 2018 PHP (₱)	Dec. 18, 2017 PHP (₱)	Dec. 05, 2017	Jun. 27, 2017 PHP (₱)	Jun. 13, 2017 PHP (₱) shares	Aug. 24, 2016	May 31, 2016	May 30, 2016 PHP (₱) shares	Apr. 14, 2015 PHP (₱) shares	Jun. 24, 2014 PHP (₱) shares	Dec. 31, 2018 PHP (₱) shares seat	Dec. 31, 2017 PHP (₱)	Dec. 31, 2016 PHP (₱) shares	Mar. 07, 2019 shares
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Period due after which default occurs of trade receivables and all other financial assets subject to impairment																90 days
Period due after which default occurs of trade receivables from Corporate subscribers																120 days
Period due after which there is significant increase in credit risk in asset																30 days
Period before which there is low credit risk in financial asset																30 days
Percentage of Impairment of available-for-sale equity investments																20.00%
Asset impairment (Note 5)																₱ 8,065,000	₱ 8,258,000	₱ 11,042,000
Land and building																1,236,000
Total lease expense																7,321,000	7,016,000	6,632,000
Total finance lease obligations																514	679
Equity interest acquired											87.12%		50.00%
Number of Shares Sold | shares														112,710,000	56,350,000
Total consideration			₱ 1,152,000				₱ 1,294,000			₱ 21,800,000			₱ 26,200,000	₱ 26,487,000	₱ 13,243,000
Total asset impairment on noncurrent assets																2,122,000	3,913,000	1,074,000
Additional depreciation recognized																15,807,000	19,481,000
Expected additional depreciation																540,000
Total depreciation and amortization of property and equipment																47,240,000	51,915,000	34,455,000
Property and equipment (Notes 9 and 21)																195,964,000	186,907,000	203,188,000
Amortization of intangible assets (Notes 5 and 14)																892,000	835,000	929,000
Total carrying values of intangible assets																7,204,000	8,204,000
Consolidated unrecognized deferred income tax assets																3,227,000	5,561,000
Benefit from deferred income taxes																1,375,000	(2,738,000)	(4,134,000)
Deferred income tax assets – net (Note 7)																27,697,000	30,466,000	27,348,000
Provision for expected credit losses for trade and other receivables																4,192,000
Provision for expected credit losses for contract assets																17,000
Trade and other receivables, net of allowance for expected credit losses																24,056,000
Contract assets, net of allowance for expected credit losses																3,268,000
Provision for doubtful accounts for trade and other receivables																4,192,000	3,438,000	8,027,000
Trade and other receivables (Note 16)																24,056,000	33,761,000
Net pension benefit costs																1,855,000	1,610,000	1,775,000
Prepaid benefit costs																14,015,000	15,003,000
Pension and other employee benefits (Note 25)																7,182,000	8,997,000
Total provision for asset retirement obligations																1,656,000	1,630,000	1,582,000
Total fair values of noncurrent financial assets																2,168,000	13,846,000
Total fair values of noncurrent financial liabilities																₱ 143,392,000	157,711,000
Transformation Incentive Plan [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Number of shares issued | shares					54,000											860,000
Number of shares outstanding | shares					914,000
Number of shares issued and fully paid | shares				204,000
Expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets																₱ 208,000	827,000
Transformation Incentive Plan [Member] | Major Ordinary Share Transactions [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Number of shares to be issued | shares																			757,000
Benefit Costs [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Prepaid benefit costs																393,000	400,000
Defined Benefit Pension Plans [member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Net pension benefit costs																1,855,000	1,610,000	1,775,000
Intangible Assets with Finite Life [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Total carrying values of intangible assets																2,699,000	3,699,000
Meralco Joint Venture Through P C E V
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Total lease expense																₱ 583,000	₱ 298,000	₱ 272,000
Equity interest acquired																		34.96%
Number of shares owned. | shares																		3,894,000,000
Common Stock [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Number of Shares Sold | shares										646,000,000			646,000,000
Bottom Of Range [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Equity interest acquired																5.00%	5.00%
Percentage of NCI for partly-owned subsidiaries of parent																5.00%	5.00%
Percentage of investment in associates																5.00%	5.00%
Bottom Of Range [Member] | IAS 28 [Member] | Significant Influence [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Ownership interest																50.00%
Top of range [member] | IAS 28 [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Ownership interest																20.00%
Vega Telecom Inc. [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Equity interest acquired													50.00%
Percentage of right on net assets																50.00%
Total carrying values of intangible assets													₱ 18,885,000
Bow Arken Holdings Company [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Equity interest acquired													50.00%
Percentage of right on net assets																50.00%
Brightshare Holdings, Inc. [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Equity interest acquired													50.00%
Percentage of right on net assets																50.00%
Beacon Electric Asset Holdings, Inc. [Member] | PCEV [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Equity interest acquired													50.00%
Percentage of ownership interest in subsidiary acquired													20.00%			25.00%
Beacon Electric Asset Holdings, Inc. [Member] | Common Stock [Member] | PCEV [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Number of Shares Sold | shares													646,000,000
Beacon Electric Asset Holdings, Inc. [Member] | Preferred stock [Member] | PCEV [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Number of Shares Sold | shares													458,000,000
PCEVs Beacon Electric Asset Holdings Inc [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Equity interest acquired								75.00%
Total consideration						₱ 4,852,000				₱ 21,800,000
Consideration settled									₱ 12,000,000	12,000,000
Consideration to be settled									₱ 9,800,000	₱ 9,800,000
Consideration settlement period in installments									annual installments from June 2018 to June 2021							annual installments from June 2018 to June 2021
PCEVs Beacon Electric Asset Holdings Inc [Member] | PCEV [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Equity interest acquired												25.00%	50.00%
Percentage of equity interest												34.96%
Effective equity interest in joint venture																8.74%
PLDT Communications and Energy Ventures, Inc. [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Percentage of Ownership		48.74%														48.50%
Number of board seats | seat		2														2
Meralco [Member] | PCEVs Beacon Electric Asset Holdings Inc [Member] | PCEV [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Percentage of equity interest												25.00%
Multisys Technologies Corporation [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Payment for acquisition of shares	₱ 523,000
Investment as deposit for future stock subscription	₱ 800,000
Rocket Internet S E [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Cumulative impairment losses recognized in investment																	₱ 11,045,000
Asset impairment (Note 5)																	₱ 540,000	₱ 5,381,000
Decline in value below cost																20.00%